Quarterly Holdings Report
for

Fidelity® Growth Company K6 Fund

February 29, 2020

GCF-K6-QTLY-0420
1.9893922.100

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	47,145	$2,553,373
Entertainment - 2.8%
Activision Blizzard, Inc.	147,951	8,600,392
Electronic Arts, Inc. (a)	31,351	3,178,051
Lions Gate Entertainment Corp. Class A (a)(b)	4,840	38,478
NetEase, Inc. ADR	10,413	3,318,727
Netflix, Inc. (a)	59,929	22,115,599
Nintendo Co. Ltd.	4,566	1,530,681
Roku, Inc. Class A (a)(b)	236,089	26,836,237
Sea Ltd. ADR (a)	118,813	5,353,714
The Walt Disney Co.	24,906	2,930,191
		73,902,070
Interactive Media & Services - 9.4%
Alphabet, Inc.:
Class A (a)	80,817	108,234,167
Class C (a)	45,782	61,317,206
Facebook, Inc. Class A (a)	372,747	71,742,615
Match Group, Inc. (a)(b)	12,376	804,440
Snap, Inc. Class A (a)	200,204	2,836,891
Tencent Holdings Ltd.	51,831	2,628,076
Twitter, Inc. (a)	32,794	1,088,761
		248,652,156
Media - 0.2%
Comcast Corp. Class A	116,318	4,702,737
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	224,609	20,250,747

TOTAL COMMUNICATION SERVICES		350,061,083

CONSUMER DISCRETIONARY - 18.1%
Automobiles - 1.3%
Tesla, Inc. (a)	49,766	33,243,190
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc. (a)	3,087	2,388,041
Hyatt Hotels Corp. Class A (b)	11,935	914,221
Marriott International, Inc. Class A	6,226	772,024
McDonald's Corp.	3,547	688,721
Planet Fitness, Inc. (a)	19,399	1,309,239
Shake Shack, Inc. Class A (a)(b)	7,917	470,586
Starbucks Corp.	114,647	8,991,764
Yum China Holdings, Inc.	74,628	3,267,960
		18,802,556
Household Durables - 0.1%
Lennar Corp. Class A	46,499	2,805,750
Internet & Direct Marketing Retail - 7.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	63,837	13,278,096
Amazon.com, Inc. (a)	83,436	157,172,565
Etsy, Inc. (a)	10,477	605,675
JD.com, Inc. sponsored ADR (a)	148,259	5,709,454
Ocado Group PLC (a)	314,004	4,349,970
The Booking Holdings, Inc. (a)	4,159	7,052,250
The RealReal, Inc.	91,664	1,282,379
Wayfair LLC Class A (a)	224,487	14,189,823
		203,640,212
Leisure Products - 0.2%
Callaway Golf Co.	26,820	455,404
Peloton Interactive, Inc. Class A (a)(b)	157,900	4,214,351
		4,669,755
Multiline Retail - 0.4%
Dollar General Corp.	15,528	2,333,858
Dollar Tree, Inc. (a)	45,167	3,750,216
Ollie's Bargain Outlet Holdings, Inc. (a)	11,016	560,384
Target Corp.	35,598	3,666,594
		10,311,052
Specialty Retail - 2.0%
Carvana Co. Class A (a)(b)	69,697	5,778,578
Five Below, Inc. (a)	4,440	430,458
Lowe's Companies, Inc.	112,575	11,997,118
RH (a)	52,035	9,439,149
The Home Depot, Inc.	94,736	20,637,290
TJX Companies, Inc.	93,202	5,573,480
		53,856,073
Textiles, Apparel & Luxury Goods - 5.7%
adidas AG	104,756	29,493,864
Canada Goose Holdings, Inc. (a)(b)	73,137	2,016,069
Deckers Outdoor Corp. (a)	14,716	2,557,641
lululemon athletica, Inc. (a)	373,784	81,264,379
NIKE, Inc. Class B	136,099	12,164,529
On Holding AG (c)(d)	128	1,178,640
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	573,836	18,982,495
Under Armour, Inc. Class C (non-vtg.) (a)	45,783	571,372
VF Corp.	22,099	1,591,128
		149,820,117

TOTAL CONSUMER DISCRETIONARY		477,148,705

CONSUMER STAPLES - 3.6%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	7,135	2,645,587
Budweiser Brewing Co. APAC Ltd. (a)(e)	328,900	987,333
Fever-Tree Drinks PLC	40,912	669,456
Keurig Dr. Pepper, Inc. (b)	284,221	7,924,081
Monster Beverage Corp. (a)	205,657	12,835,053
PepsiCo, Inc.	26,230	3,463,147
The Coca-Cola Co.	247,499	13,238,722
		41,763,379
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	46,536	13,083,131
Kroger Co.	493,747	13,889,103
		26,972,234
Food Products - 0.3%
Bunge Ltd.	68,674	3,224,244
Darling International, Inc. (a)	98,649	2,535,279
Freshpet, Inc. (a)	8,100	538,326
Mondelez International, Inc.	34,649	1,829,467
The Hershey Co.	4,321	622,181
		8,749,497
Household Products - 0.2%
Church & Dwight Co., Inc.	42,459	2,951,750
Colgate-Palmolive Co.	19,556	1,321,399
Kimberly-Clark Corp.	4,819	632,205
Procter & Gamble Co.	9,294	1,052,360
		5,957,714
Personal Products - 0.2%
Coty, Inc. Class A	175,349	1,618,471
Godrej Consumer Products Ltd.	23,600	182,354
Unilever NV	36,208	1,911,684
		3,712,509
Tobacco - 0.3%
Altria Group, Inc.	142,172	5,739,484
Philip Morris International, Inc.	21,676	1,774,614
		7,514,098

TOTAL CONSUMER STAPLES		94,669,431

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	37,498	603,343
Oil, Gas & Consumable Fuels - 1.1%
EOG Resources, Inc.	77,271	4,888,163
Hess Corp.	244,455	13,733,482
Noble Energy, Inc.	97,555	1,544,296
Reliance Industries Ltd.	353,800	6,480,326
Valero Energy Corp.	21,188	1,403,705
		28,049,972

TOTAL ENERGY		28,653,315

FINANCIALS - 1.9%
Banks - 1.0%
Bank of America Corp.	231,435	6,595,898
HDFC Bank Ltd. sponsored ADR	113,826	6,243,356
JPMorgan Chase & Co.	86,847	10,083,805
Signature Bank	4,367	546,312
Wells Fargo & Co.	42,528	1,737,269
		25,206,640
Capital Markets - 0.7%
BlackRock, Inc. Class A	14,086	6,521,959
Charles Schwab Corp.	250,666	10,214,640
Edelweiss Financial Services Ltd.	358,600	431,819
T. Rowe Price Group, Inc.	14,525	1,714,095
		18,882,513
Consumer Finance - 0.2%
American Express Co.	33,113	3,640,112
Discover Financial Services	16,712	1,095,973
		4,736,085

TOTAL FINANCIALS		48,825,238

HEALTH CARE - 17.9%
Biotechnology - 10.9%
AbbVie, Inc.	70,450	6,038,270
ACADIA Pharmaceuticals, Inc. (a)	514,537	21,991,311
Agios Pharmaceuticals, Inc. (a)	132,468	6,289,581
Alector, Inc. (b)	74,442	2,045,666
Alexion Pharmaceuticals, Inc. (a)	7,861	739,170
Alkermes PLC (a)	47,374	987,274
Allogene Therapeutics, Inc. (a)(b)	81,524	2,201,148
Alnylam Pharmaceuticals, Inc. (a)	327,686	38,555,535
Amgen, Inc.	60,425	12,068,685
AnaptysBio, Inc. (a)	4,720	70,564
Arcutis Biotherapeutics, Inc. (a)	34,487	916,492
Argenx SE ADR (a)	20,458	2,892,352
Arrowhead Pharmaceuticals, Inc. (a)	19,061	673,997
Ascendis Pharma A/S sponsored ADR (a)	4,568	595,576
aTyr Pharma, Inc.	30,738	114,038
Axcella Health, Inc.	80,292	302,299
BeiGene Ltd. (a)	111,095	1,312,617
BeiGene Ltd. ADR (a)	136,648	21,638,211
Biogen, Inc. (a)	2,205	680,000
BioNTech SE ADR (a)(b)	139,780	4,906,278
bluebird bio, Inc. (a)	19,786	1,431,121
Blueprint Medicines Corp. (a)	27,406	1,483,487
Bridgebio Pharma, Inc.	18,542	591,119
Calyxt, Inc. (a)	90,483	570,948
Cellectis SA sponsored ADR (a)	45,686	713,615
ChemoCentryx, Inc. (a)	165,984	7,427,784
Constellation Pharmaceuticals, Inc. (a)	34,475	1,218,347
Crinetics Pharmaceuticals, Inc. (a)	12,219	251,467
CRISPR Therapeutics AG (a)(b)	4,032	215,510
Cyclerion Therapeutics, Inc. (a)	18,691	79,997
Denali Therapeutics, Inc. (a)	42,598	842,162
Eidos Therapeutics, Inc. (a)(b)	9,175	464,072
Evelo Biosciences, Inc. (a)(b)	84,495	427,545
Exact Sciences Corp. (a)	16,287	1,318,433
Exelixis, Inc. (a)	126,653	2,354,479
Fate Therapeutics, Inc. (a)	189,249	5,526,071
G1 Therapeutics, Inc. (a)	19,065	342,026
Homology Medicines, Inc. (a)	55,255	884,080
Hookipa Pharma, Inc.	3,798	37,676
Intercept Pharmaceuticals, Inc. (a)	11,252	1,034,509
Ionis Pharmaceuticals, Inc. (a)	522,879	26,551,796
Iovance Biotherapeutics, Inc. (a)	20,145	662,972
Ironwood Pharmaceuticals, Inc. Class A (a)	196,244	2,362,778
Karuna Therapeutics, Inc. (a)	87,730	7,655,320
Lexicon Pharmaceuticals, Inc. (a)(b)	323,009	896,350
Macrogenics, Inc. (a)	17,759	155,746
Mirati Therapeutics, Inc. (a)	18,300	1,637,667
Moderna, Inc. (a)(b)	915,346	23,734,922
Momenta Pharmaceuticals, Inc. (a)	402,541	11,387,885
Morphic Holding, Inc.	48,101	759,996
Passage Bio, Inc. (a)	17,300	311,400
Principia Biopharma, Inc. (a)	16,706	1,078,539
Protagonist Therapeutics, Inc. (a)	40,015	312,117
Prothena Corp. PLC (a)	68,594	731,212
PTC Therapeutics, Inc. (a)	34,856	1,911,503
Regeneron Pharmaceuticals, Inc. (a)	32,741	14,555,666
Repligen Corp. (a)	2,500	214,000
Revolution Medicines, Inc.	44,100	1,379,007
Rhythm Pharmaceuticals, Inc. (a)	3,658	69,795
Rigel Pharmaceuticals, Inc. (a)	655,300	1,389,236
Rubius Therapeutics, Inc. (a)(b)	313,412	2,623,258
Sage Therapeutics, Inc. (a)	135,712	6,378,464
Sarepta Therapeutics, Inc. (a)	21,924	2,509,640
Scholar Rock Holding Corp. (a)	56,651	799,346
Seres Therapeutics, Inc. (a)(b)	171,157	537,433
Syros Pharmaceuticals, Inc. (a)	67,939	397,443
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	1,081	1,262
Translate Bio, Inc. (a)	198,372	1,503,660
Turning Point Therapeutics, Inc.	14,020	694,971
Ultragenyx Pharmaceutical, Inc. (a)	14,656	821,908
uniQure B.V. (a)	54,507	2,804,930
UNITY Biotechnology, Inc. (a)(b)	166,382	999,956
Vertex Pharmaceuticals, Inc. (a)	35,650	7,986,670
Xencor, Inc. (a)	78,146	2,538,964
Zai Lab Ltd. ADR (a)	146,826	8,071,025
		288,660,349
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	58,499	4,506,178
Boston Scientific Corp. (a)	138,996	5,197,060
Danaher Corp.	79,676	11,519,556
DexCom, Inc. (a)	54,898	15,151,848
Genmark Diagnostics, Inc. (a)	77,666	271,054
Insulet Corp. (a)	114,087	21,673,107
Intuitive Surgical, Inc. (a)	28,616	15,279,799
Novocure Ltd. (a)	303,684	22,093,011
Penumbra, Inc. (a)	50,376	8,355,363
Presbia PLC (a)	64,218	578
Shockwave Medical, Inc. (a)	44,616	1,790,886
Stryker Corp.	11,152	2,125,460
		107,963,900
Health Care Providers & Services - 1.1%
1Life Healthcare, Inc. (a)	27,629	597,339
Alignment Healthcare Partners unit (c)(d)	93,697	1,135,478
Centene Corp. (a)	24,274	1,287,007
Humana, Inc.	4,606	1,472,446
Laboratory Corp. of America Holdings (a)	3,527	619,659
Notre Dame Intermedica Participacoes SA	90,943	1,285,880
UnitedHealth Group, Inc.	86,844	22,141,746
		28,539,555
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	81,577	73,933
Health Catalyst, Inc. (b)	6,455	196,103
Teladoc Health, Inc. (a)	11,250	1,405,800
		1,675,836
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)(b)	31,618	2,519,955
Adaptive Biotechnologies Corp.	9,612	270,097
Bruker Corp.	23,053	1,004,189
Thermo Fisher Scientific, Inc.	20,816	6,053,293
Wuxi Biologics (Cayman), Inc. (a)(e)	250,116	3,657,886
		13,505,420
Pharmaceuticals - 1.2%
Akcea Therapeutics, Inc. (a)(b)	333,030	5,654,849
Bristol-Myers Squibb Co.	74,899	4,423,535
Dragonfly Therapeutics, Inc. (c)(d)	31,376	830,209
Fulcrum Therapeutics, Inc. (b)	47,627	901,103
Hansoh Pharmaceutical Group Co. Ltd. (e)	182,000	631,572
Intra-Cellular Therapies, Inc. (a)	186,779	3,941,037
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	3,900	46,904
Kaleido Biosciences, Inc. (a)(b)	66,370	396,229
MyoKardia, Inc. (a)	99,774	6,324,674
Nektar Therapeutics (a)(b)	275,138	5,725,622
OptiNose, Inc. (a)(b)	141,667	857,085
Sienna Biopharmaceuticals, Inc. (a)	110,765	2,376
Theravance Biopharma, Inc. (a)	95,818	2,333,168
		32,068,363

TOTAL HEALTH CARE		472,413,423

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	6,003	2,220,330
The Boeing Co.	44,068	12,123,547
United Technologies Corp.	25,840	3,374,446
		17,718,323
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	37,868	3,426,675
Airlines - 0.8%
Azul SA sponsored ADR (a)	24,880	733,960
Delta Air Lines, Inc.	37,849	1,745,974
JetBlue Airways Corp. (a)	274,971	4,339,042
Ryanair Holdings PLC sponsored ADR (a)	28,026	2,008,904
Southwest Airlines Co.	90,520	4,181,119
Spirit Airlines, Inc. (a)	27,695	787,923
United Airlines Holdings, Inc. (a)	31,957	1,968,232
Wizz Air Holdings PLC (a)(e)	144,800	6,443,256
		22,208,410
Commercial Services & Supplies - 0.0%
HomeServe PLC	56,500	860,722
Electrical Equipment - 0.2%
AMETEK, Inc.	1,184	101,824
Eaton Corp. PLC	16,216	1,471,116
Emerson Electric Co.	24,702	1,583,645
Generac Holdings, Inc. (a)	10,505	1,081,910
		4,238,495
Industrial Conglomerates - 0.6%
3M Co.	22,531	3,362,526
General Electric Co.	63,038	685,853
Honeywell International, Inc.	68,119	11,046,858
		15,095,237
Machinery - 0.7%
Caterpillar, Inc.	16,938	2,104,377
Deere & Co.	32,971	5,159,302
Fortive Corp.	26,181	1,810,678
Illinois Tool Works, Inc.	16,341	2,741,693
Trane Technologies PLC	7,722	996,447
Xylem, Inc.	66,678	5,156,877
		17,969,374
Professional Services - 0.1%
CoStar Group, Inc. (a)	1,501	1,002,053
Verisk Analytics, Inc.	1,757	272,528
		1,274,581
Road & Rail - 1.0%
Lyft, Inc.	116,009	4,422,263
Uber Technologies, Inc.	389,882	13,205,303
Union Pacific Corp.	62,390	9,970,546
		27,598,112

TOTAL INDUSTRIALS		110,389,929

INFORMATION TECHNOLOGY - 38.9%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	2,631	508,099
Ciena Corp. (a)	18,564	713,786
Cisco Systems, Inc.	32,014	1,278,319
Infinera Corp. (a)	752,835	5,119,278
NETGEAR, Inc. (a)	2,170	40,948
		7,660,430
Electronic Equipment & Components - 0.1%
Arlo Technologies, Inc. (a)	161,232	528,841
II-VI, Inc. (a)	24,852	737,856
TE Connectivity Ltd.	4,950	410,207
		1,676,904
IT Services - 7.7%
Actua Corp. (a)(d)	89,793	4,490
Black Knight, Inc. (a)	30,243	2,017,511
IBM Corp.	2,201	286,460
MasterCard, Inc. Class A	118,430	34,374,308
MongoDB, Inc. Class A (a)	18,140	2,766,350
Okta, Inc. (a)	19,344	2,477,193
PayPal Holdings, Inc. (a)	298,726	32,259,421
Riskified Ltd. (c)(d)	610	137,840
Riskified Ltd. warrants (a)(c)(d)	168	0
Shopify, Inc. Class A (a)	165,000	76,611,138
Square, Inc. (a)	129,764	10,813,234
Visa, Inc. Class A	207,611	37,735,375
Wix.com Ltd. (a)	30,249	4,054,273
		203,537,593
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (a)	734,261	33,394,190
Applied Materials, Inc.	84,492	4,910,675
ASML Holding NV	23,525	6,509,603
Broadcom, Inc.	12,596	3,433,922
Cirrus Logic, Inc. (a)	80,198	5,504,791
Cree, Inc. (a)	42,429	1,897,849
Intel Corp.	4,575	254,004
KLA-Tencor Corp.	14,201	2,182,836
Marvell Technology Group Ltd.	214,513	4,569,127
Mellanox Technologies Ltd. (a)	9,543	1,139,625
Micron Technology, Inc. (a)	148,375	7,798,590
NVIDIA Corp.	686,142	185,306,361
Qualcomm, Inc.	47,958	3,755,111
Silicon Laboratories, Inc. (a)	172,962	15,338,270
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	96,960	5,220,326
Teradyne, Inc.	6,315	371,069
Texas Instruments, Inc.	79,311	9,052,558
Universal Display Corp.	2,500	396,975
		291,035,882
Software - 13.4%
2U, Inc. (a)	22,394	526,483
Adobe, Inc. (a)	89,229	30,794,712
Atlassian Corp. PLC (a)	25,656	3,719,094
Autodesk, Inc. (a)	49,540	9,456,195
Avalara, Inc. (a)	4,918	416,801
Bill.Com Holdings, Inc. (a)	3,108	176,410
Cadence Design Systems, Inc. (a)	17,024	1,125,967
Cloudflare, Inc. (a)(b)	177,580	3,782,454
Coupa Software, Inc. (a)	29,510	4,419,123
Crowdstrike Holdings, Inc.	7,568	451,356
CyberArk Software Ltd. (a)(b)	4,784	500,885
Datadog, Inc. Class A (a)(b)	5,292	238,934
DocuSign, Inc. (a)	3,051	263,332
Elastic NV (a)	12,502	923,398
HubSpot, Inc. (a)	89,846	16,122,865
Intuit, Inc.	28,831	7,664,721
LivePerson, Inc. (a)	69,720	1,844,791
Medallia, Inc. (b)	36,296	900,504
Microsoft Corp.	813,766	131,838,230
Nutanix, Inc. Class A (a)	815,826	19,449,292
Oracle Corp.	146,146	7,228,381
Paylocity Holding Corp. (a)	6,850	887,212
Ping Identity Holding Corp. (a)(b)	8,609	199,212
Pluralsight, Inc. (a)	58,267	1,038,901
Q2 Holdings, Inc. (a)	26,180	1,973,187
RingCentral, Inc. (a)	3,518	829,369
Salesforce.com, Inc. (a)	561,636	95,702,774
The Trade Desk, Inc. (a)	3,449	990,725
Workday, Inc. Class A (a)	1,699	294,352
Zendesk, Inc. (a)	113,529	9,003,985
Zoom Video Communications, Inc. Class A	3,618	379,890
Zscaler, Inc. (a)(b)	54,547	2,835,899
		355,979,434
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	582,821	159,319,949
Pure Storage, Inc. Class A (a)	538,927	8,224,026
Samsung Electronics Co. Ltd.	53,105	2,396,858
		169,940,833

TOTAL INFORMATION TECHNOLOGY		1,029,831,076

MATERIALS - 0.4%
Chemicals - 0.2%
Albemarle Corp. U.S. (b)	11,834	968,613
CF Industries Holdings, Inc.	76,679	2,826,388
Dow, Inc.	18,882	763,022
DuPont de Nemours, Inc.	8,414	360,961
LG Chemical Ltd.	580	177,739
The Mosaic Co.	22,594	384,776
		5,481,499
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	311,246	5,936,225

TOTAL MATERIALS		11,417,724

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	37,842	8,582,566
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (e)	10,996	1,135,214
TOTAL COMMON STOCKS
(Cost $2,478,971,783)		2,633,127,704

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series D (c)(d)	19,989	227,275
Series Seed (a)(c)(d)	26,124	297,030
		524,305
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	47,796	1,824,660
Sweetgreen, Inc.:
Series C (c)(d)	54	797
Series D (c)(d)	862	12,715
Series I (c)(d)	2,032	29,972
		1,868,144
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Akouos, Inc. Series B 0.00% (c)(d)	1,147,951	544,760
Element Biosciences, Inc. Series B (c)(d)	125,057	655,374
Generation Bio Series C (c)(d)	36,600	204,645
		1,404,779
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (c)(d)	582	239,697
TOTAL HEALTH CARE		1,644,476
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Riskified Ltd. Series E (c)(d)	800	190,288
Software - 0.0%
Bird Rides, Inc. Series D (c)(d)	4,500	58,130
Outset Medical, Inc. Series E (c)(d)	326,643	718,615
		776,745
TOTAL INFORMATION TECHNOLOGY		967,033

TOTAL CONVERTIBLE PREFERRED STOCKS		5,003,958

Nonconvertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	153,850	1,732,351
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	19,272	137,906
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Oak Street Health LLC Series III-E (c)(d)(f)	17,387	2,717,414

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,587,671

TOTAL PREFERRED STOCKS
(Cost $9,938,290)		9,591,629

Money Market Funds - 3.8%
Fidelity Cash Central Fund 1.60% (g)	4,652,662	4,653,593
Fidelity Securities Lending Cash Central Fund 1.60% (g)(h)	96,671,565	96,681,232
TOTAL MONEY MARKET FUNDS
(Cost $101,334,825)		101,334,825
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $2,590,244,898)		2,744,054,158
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(99,593,732)
NET ASSETS - 100%		$2,644,460,426

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,003,539 or 0.4% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,855,261 or 0.5% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Akouos, Inc. Series B 0.00%	2/27/20	$544,760
Alignment Healthcare Partners unit	2/28/20	$1,135,478
Allbirds, Inc. Series D	12/23/19	$257,574
Allbirds, Inc. Series Seed	1/23/20	$257,583
Bird Rides, Inc. Series D	9/30/19	$58,130
Blink Health LLC Series C	11/7/19	$1,824,660
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$239,697
Dragonfly Therapeutics, Inc.	12/19/19	$830,209
Element Biosciences, Inc. Series B	12/13/19	$655,374
Generation Bio Series C	1/9/20	$204,645
Oak Street Health LLC Series III-E	2/21/20	$2,717,414
On Holding AG	2/6/20	$1,166,429
Outset Medical, Inc. Series E	1/27/20	$718,615
Riskified Ltd.	12/20/19	$137,840
Riskified Ltd. Series E	10/28/19	$190,288
Riskified Ltd. warrants	10/28/19	$0
Sweetgreen, Inc. Series C	9/13/19	$923
Sweetgreen, Inc. Series D	9/13/19	$14,740
Sweetgreen, Inc. Series I	9/13/19	$34,747

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,322
Fidelity Securities Lending Cash Central Fund	713,636
Total	$784,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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